Condensed Financial Information About Registrant (Policies)	12 Months Ended
Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The condensed financial statements represent the financial information required by Securities and Exchange Commission Regulation S-X 5-04 for Cheniere Energy Partners, L.P. ("Cheniere Partners").

A substantial amount of Cheniere Partners' operating, investing, and financing activities are conducted by its affiliates. In the condensed financial statements, Cheniere Partners' investments in affiliates are presented under the equity method of accounting. Under this method, the assets and liabilities of affiliates are not consolidated. The investments in net assets of the affiliates are recorded in the balance sheets. The gain (loss) from operations of the affiliates is reported on a net basis as equity in net gains (losses) of affiliates.

In May 2013, we acquired Cheniere Energy, Inc.'s ("Cheniere") ownership interest in Cheniere Creole Trail Pipeline, L.P. ("CTPL") and Cheniere Pipeline GP Interest, LLC (collectively, the "Creole Trail Pipeline Business"), thereby providing us with ownership of a 94-mile pipeline interconnecting the Sabine Pass LNG terminal with a number of large interstate pipelines. The effect on reported equity on including the prior results of the Creole Trail Pipeline Business is reported as Investment in affiliates in our Condensed Balance Sheet and Equity loss of affiliates in our Condensed Statement of Operations. The purchase has been accounted for as a transfer of net assets between entities under common control. We recognize transfers of net assets between entities under common control at Cheniere's historical basis in the net assets sold. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior years are retroactively adjusted to furnish comparative information. We also revised the presentation in prior periods of distributions received from affiliates, net within our Condensed Statement of Cash Flows to conform to the presentation adopted in 2013. This reclassification had no effect on our overall consolidated financial position or results of operations.